Deferred Taxation - Summary of Movements in Net Deferred Tax Assets/(Liabilities) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [abstract]
At the beginning of the year	¥ (7)	¥ 235
Credited/(charged) to profit or loss (note 14)	162	(146)	¥ 113
Charged to other comprehensive income	(51)	(96)
At the end of the year	¥ 104	¥ (7)	¥ 235